TAXATION (Schedule of Income(Loss) from Continuing Operations Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 13,094	$ (120,523)	$ 32,423
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(46,069)	(39,884)	(13,042)
Income (loss) from continuing operations before income taxes	$ (32,975)	$ (160,407)	$ 19,381